Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Ex hi bit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $14,750,000,000.
Narrative - Max Aggregate Offering Price	$ 14,750,000,000
Final Prospectus	true